Cover Page Cover Page	Sep. 15, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	KIMBERLY-CLARK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-225
Entity Tax Identification Number	39-0394230
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	(972)
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055785
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Trading Symbol	KMB
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
0.625% Notes Due 2024
Entity Information [Line Items]
Trading Symbol	KMB24
Title of 12(b) Security	0.625% Notes due 2024
Security Exchange Name	NYSE